UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, July 9, 2010

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $402,920 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      410     7900 SH       Sole                     7900
iShares Russell 2000 Index     RUSSELL 2000     464287655    44235   723802 SH       Sole                   720577              3225
3M Company                     COM              88579Y101     5660    71655 SH       Sole                    71435               220
AFLAC Inc.                     COM              001055102     6344   148678 SH       Sole                   147913               765
Abbott Laboratories            COM              002824100     4441    94925 SH       Sole                    94665               260
Accenture PLC                  SHS CLASS A      G1151C101    11337   293326 SH       Sole                   291771              1555
Adobe Systems Inc.             COM              00724F101     8805   333135 SH       Sole                   331360              1775
Air Products & Chemicals Inc.  COM              009158106     5898    90999 SH       Sole                    90749               250
Alcon Inc.                     COM SHS          H01301102     7724    52125 SH       Sole                    51945               180
Automatic Data Processing Inc. COM              053015103     7606   188922 SH       Sole                   187937               985
Becton, Dickinson & Co.        COM              075887109     8735   129180 SH       Sole                   128540               640
Buckle Inc.                    COM              118440106     6170   190320 SH       Sole                   189795               525
Charles Schwab Corp.           COM              808513105     6545   461584 SH       Sole                   458859              2725
Coca-Cola Company              COM              191216100     5918   118080 SH       Sole                   117755               325
ConocoPhillips                 COM              20825C104     5592   113922 SH       Sole                   113655               267
Darden Restaurants, Inc.       COM              237194105     6119   157492 SH       Sole                   157062               430
Devon Energy Corp.             COM              25179M103     7258   119142 SH       Sole                   118462               680
Diageo PLC                     SPON ADR NEW     25243Q205     4905    78173 SH       Sole                    77943               230
Dover Corp.                    COM              260003108     8056   192783 SH       Sole                   191773              1010
Emerson Electric Company       COM              291011104     5515   126235 SH       Sole                   125905               330
Equifax Inc.                   COM              294429105     6120   218100 SH       Sole                   216980              1120
GlaxoSmithKline PLC            SPONSORED ADR    37733W105     4875   143338 SH       Sole                   142968               370
Hasbro Inc.                    COM              418056107     8783   213705 SH       Sole                   213105               600
Illinois Tool Works, Inc.      COM              452308109     5265   127548 SH       Sole                   127188               360
Intel Corporation              COM              458140100    13249   681175 SH       Sole                   678345              2830
Intuit Inc                     COM              461202103     9925   285450 SH       Sole                   283850              1600
Jack Henry & Associates Inc.   COM              426281101     7870   329570 SH       Sole                   328645               925
Johnson & Johnson              COM              478160104     7175   121494 SH       Sole                   121159               335
Microsoft Corporation          COM              594918104    13371   581074 SH       Sole                   578639              2435
Nike Inc.                      CL B             654106103     9614   142320 SH       Sole                   141595               725
Norfolk Southern Corp.         COM              655844108     7231   136310 SH       Sole                   135910               400
Paychex Inc.                   COM              704326107     4935   190011 SH       Sole                   189461               550
PepsiCo Incorporated           COM              713448108     8034   131818 SH       Sole                   131098               720
Procter & Gamble Co.           COM              742718109     6970   116201 SH       Sole                   115881               320
Sigma-Aldrich Corp.            COM              826552101     9303   186704 SH       Sole                   185684              1020
Spectra Energy Corp.           COM              847560109     5547   276387 SH       Sole                   274932              1455
Staples Inc.                   COM              855030102     7723   405424 SH       Sole                   403154              2270
Stryker Corp                   COM              863667101     7242   144657 SH       Sole                   143832               825
Synaptics Inc.                 COM              87157D109     6858   249380 SH       Sole                   248080              1300
Sysco Corporation              COM              871829107    14224   497873 SH       Sole                   495608              2265
TJX Companies, Inc.            COM              872540109    10532   251064 SH       Sole                   249759              1305
United Technologies Corp.      COM              913017109     9521   146680 SH       Sole                   145935               745
VF Corp.                       COM              918204108     7668   107724 SH       Sole                   107404               320
Varian Medical Systems Inc.    COM              92220P105     9141   174852 SH       Sole                   174027               825
Verizon Communications Inc.    COM              92343V104     5823   207821 SH       Sole                   207246               575
Walt Disney Co.                COM              254687106    11917   378330 SH       Sole                   376260              2070
Waste Management Inc.          COM              94106L109     5224   166959 SH       Sole                   166529               430
Waters Corp.                   COM              941848103    11504   177806 SH       Sole                   176851               955